Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Mar. 15, 2023
Document Information Line Items
Entity Registrant Name	IMV Inc.
Trading Symbol	IMV
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		11,711,637
Amendment Flag	false
Entity Central Index Key	0001734768
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	130 Eileen Stubbs Avenue
Entity Address, Address Line Two	Suite 19
Entity Address, City or Town	Dartmouth
Entity Address, Postal Zip Code	B3B 2C4
Entity Address, Country	CA
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Entity File Number	001-38480
Auditor Firm ID	271
Auditor Location	Québec, Canada
Auditor Name	PricewaterhouseCoopers LLP
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	130 Eileen Stubbs Avenue
Entity Address, Address Line Two	Suite 19
Entity Address, City or Town	Dartmouth
Entity Address, Postal Zip Code	2C4
Entity Address, Country	CA
Contact Personnel Name	Brittany Davison
City Area Code	(902)
Local Phone Number	492-1819